Share capital - Stock Options Rollforward (Details)	12 Months Ended
	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares
Disclosure of share capital, reserves and other equity interest [Abstract]
Number of outstanding options, beginning of year (in shares) | shares	32,489,000	16,853,000
Number of options granted (in shares) | shares	4,534,000	19,461,000
Number of options exercised (in shares) | shares	(4,955,000)	(3,052,000)
Number of options forfeited or expired (in shares) | shares	(1,141,000)	(773,000)
Number of outstanding options, ending of year (in shares) | shares	30,927,000	32,489,000
Weighted-average exercise price, beginning of year (in Cdn.$per share) | $ / shares	$ 4.75	$ 3.56
Weighted average exercise price, options granted (in Cdn.$per share) | $ / shares	5.29	5.45
Weighted average exercise price, options exercised (in Cdn.$ per share) | $ / shares	3.67	2.64
Weighted average exercise price, options forfeited or expired (in Cdn.$per share) | $ / shares	5.35	4.58
Weighted-average exercise price, end of year (in Cdn.$per share) | $ / shares	$ 4.98	$ 4.75